Other (Expense)/Income (Tables)	6 Months Ended
Jun. 30, 2021
Non Operating Expense Income [Line Items]
Summary of Other Nonoperating Income (Expense)

	For The Six Months Ended June 30,
	2021	2020

	(in thousands)
Loss on Issuance of 2021 Convertible Bridge Notes Tranche One	$(84,291)	$—
Loss on Issuance of 2021 Convertible Bridge Notes Tranche Two	(12,185)	—
Loss on Issuance of 2021 Convertible Bridge Notes Rights Offering	(3,193)	—
Debt Issuance Costs Expensed For Debt Carried At Fair Value	(47,718)	—
Other	17	281

	$(147,370)	$281